Organization and Principal Activities - Financial information of consolidated VIEs (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 95,982	¥ 188,980	¥ 357,796	¥ 310,876
Term deposits and short term investments		1,049,555	1,309,028
Accounts receivable, net		428,587	456,935
Amounts due from related parties		46,215	57,079
Total current assets		1,661,651	2,077,003
Equity investments, net		114,389	111,128
Deferred income tax assets, net		89,060	92,189
Operating lease right-of-use assets, net		103,551	41,361
Other non-current assets		19,652	3,218
Total non-current assets		369,173	328,843
Total assets		2,030,824	2,405,846
Accounts payable		176,956	217,172
Amounts due to related parties		64,733	34,735
Advances from customers		31,942	33,461
Taxes payable		183,525	412,776
Salary and welfare payable		94,484	119,812
Accrued expenses and other current liabilities		89,042	123,243
Total current liabilities		664,321	966,979
Total non-current liabilities		101,280	49,712
Total liabilities		765,601	1,016,691
Revenues	[1]	785,707	1,030,331	1,208,845
Net loss from continuing operations		(125,719)	(273,066)	427,645
Net loss from discontinued operation				(62,366)
Cash flows from operating activities:
Net cash used in operating activities		(312,411)	(142,822)	(103,109)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		228,699	(42,653)	746,219
Cash flows from financing activities:
Net cash used in financing activities		0	(3,540)	(639,662)
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents		33,626	41,856
Term deposits and short term investments		14,207	126,172
Accounts receivable, net		175,544	178,439
Amounts due from related parties		34,225	41,753
Amounts due from inter-company entities		124,932	104,215
Other current assets		19,017	38,261
Total current assets		401,551	530,696
Equity investments, net		101,389	98,128
Deferred income tax assets, net		46,769	48,192
Operating lease right-of-use assets, net		46,294	18,520
Other non-current assets		40,680	24,860
Total non-current assets		235,132	189,700
Total assets		636,683	720,396
Accounts payable		57,363	63,685
Amounts due to related parties		27,296	26,035
Amounts due to inter-company entities		650,800	673,246
Advances from customers		20,653	18,633
Taxes payable		82,355	88,212
Salary and welfare payable		53,844	61,082
Accrued expenses and other current liabilities		69,183	87,914
Total current liabilities		961,494	1,018,807
Total non-current liabilities		49,000	32,169
Total liabilities		1,010,494	1,050,976
Revenues		376,120	487,323	521,414
Net loss from continuing operations		(43,898)	(153,574)	(52,834)
Net loss from discontinued operation				(62,366)
Cash flows from operating activities:
Net cash provided by/(used in) transactions with inter-company entities		45,768	(44,528)	55,402
Net cash used in transactions with third parties		(62,108)	(75,240)	(83,169)
Net cash used in operating activities		(16,340)	(119,768)	(27,767)
Cash flows from investing activities:
Loans collected from/(paid to) inter-company entities		(77,751)	(12,523)	155,085
Net cash (used in)/provided by other investing activities		79,148	93,034	(123,199)
Net cash provided by/(used in) investing activities		1,397	80,511	31,886
Cash flows from financing activities:
Investments from inter-company entities			400
Repatriation of capital to facilitate the reorganization			(10,000)
(Repayment of)/proceeds from loans from inter-company entities		123	(20,890)	(380,560)
Net cash provided by/(used in) other financing activities			(240)	4,365
Net cash used in financing activities		¥ 123	¥ (30,730)	¥ (376,195)

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):